Leasing Arrangements (Tables)	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
Future minimum lease payments under non-cancelable operating leases with initial lease terms longer than one year as of December 31, 2018 are as follows:

(In millions)
2019	$24.5
2020	20.4
2021	12.4
2022	8.5
2023	5.8
Thereafter	9.0
Total	$80.6